INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Income before Income Taxes and Provision for Income Taxes

Income before income taxes and the provision for income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Income before income taxes:
Domestic	¥3,301	¥9,963	¥14,489	$176,695
Foreign	30,217	32,767	32,474	396,025

Total	33,518	42,730	46,963	572,720
Provision for income taxes:
Current - Domestic	1,647	2,369	4,920	60,000
- Foreign	7,113	8,725	9,389	114,500

Sub total	8,760	11,094	14,309	174,500
Deferred - Domestic	1,838	542	193	2,354
- Foreign	354	823	(328)	(4,000)

Sub total	2,192	1,365	(135)	(1,646)

Total provision for income taxes	¥10,952	¥12,459	¥14,174	$172,854

Allocation of Total Income Taxes

Total income taxes were allocated as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Net income	¥10,952	¥12,459	¥14,174	$172,854
Other comprehensive income (loss):
Foreign currency translation adjustment	5	(21)	(49)	(597)
Unrealized holding gains (losses) on available-for-sale securities	1,639	(566)	120	1,463
Pension liability adjustment	673	(288)	62	756

Total income taxes	¥13,269	¥11,584	¥14,307	$174,476

Reconciliation of Combined Statutory Income Tax Rates to Effective Income Tax Rates

A reconciliation of the combined statutory income tax rates to the effective income tax rates was as follows:

	Year ended March, 31
	2010	2011	2012
Combined statutory income tax rate in Japan	40.3%	40.3%	40.3%
Non-deductible expenses	0.7	0.5	0.7
Non-taxable dividends received	(0.1)	(0.1)	(0.1)
Change in valuation allowance	5.0	(0.9)	(2.2)
Tax sparing impact	(0.7)	(0.9)	(1.0)
Effect of the foreign tax rate differential	(14.2)	(11.5)	(9.5)
Other, net	1.7	1.8	2.0

Effective income tax rate	32.7%	29.2%	30.2%

Significant Components of Deferred Income Tax Expense Attributable to Income before Income Taxes

The significant components of deferred income tax expense attributable to income before income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Deferred tax expense (benefit) (exclusive of the effects of other components below)	¥1,172	¥1,499	¥766	$9,342
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	1,020	(134)	(901)	(10,988)

	¥2,192	¥1,365	¥(135)	$(1,646)

Significant Components of Deferred Income Tax Assets and Liabilities

Significant components of deferred income tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income tax assets:
Marketable securities and investment securities	¥2,407	¥2,417	$29,476
Accrued retirement and termination benefits	1,151	724	8,829
Accrued expenses	929	888	10,829
Inventories	1,584	1,755	21,402
Property, plant and equipment	1,898	1,682	20,512
Accrued payroll	1,642	1,731	21,110
Net operating loss carryforwards	742	666	8,122
Other	1,631	1,052	12,830

Total gross deferred income tax assets	11,984	10,915	133,110
Valuation allowance	(1,640)	(557)	(6,793)

Sub total	¥10,344	¥10,358	$126,317
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	¥(371)	¥(364)	$(4,439)
Accrued retirement and termination benefits	-	(321)	(3,915)
Unrealized gain on available-for-sale securities	(1,935)	(2,012)	(24,537)
Property, plant and equipment	(1,445)	(1,163)	(14,183)
Other	(9)	(2)	(23)

Total gross deferred income tax liabilities	(3,760)	(3,862)	(47,097)

Net deferred income tax assets	¥6,584	¥6,496	$79,220

Net Deferred Income Taxes Recorded In Consolidated Balance Sheets

Net deferred income taxes are recorded in the consolidated balance sheets as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income taxes:
Current assets	¥6,039	¥5,898	$71,927
Investments and other assets	1,403	853	10,402
Current liabilities	(112)	(125)	(1,524)
Long-term liabilities	(746)	(130)	(1,585)

Total	¥6,584	¥6,496	$79,220

Net Operating Losses by Expiration Period	The net operating losses will expire as follows:

	Yen in millions	U.S. Dollars in thousands
Within 5 years	¥150	$1,829
6 to 20 years	1,961	23,915
Indefinite	1,069	13,036

Total	¥3,180	$38,780